CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 107,072	$ 82,993	$ 89,338
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,612	10,263	9,959
Amortization of prepaid land leases	331	382	454
Amortization of intangible assets	1,342	1,356	316
Allowance for credit losses	7,540	16,122	8,656
(Gain) loss on disposal of long-lived assets	19	(75)	(7)
Share of net income of equity investees	(3,116)	(1,838)	(604)
Dividends received from an equity investee	0	0	91
Loss on disposal of subsidiaries	0	3	0
Impairment loss on investment in a cost investee	0	773	0
Gains on disposal of an investment of an equity investee	0	(7,995)	0
Gain on disposal of an investment in securities	(845)	0	(3,323)
Share-based compensation expenses	3,286	9,709	9,724
Deferred income tax expenses (benefit)	(8,002)	4,179	(5,838)
Other income, net	0	0	(6,724)
Changes in operating assets and liabilities:
Accounts receivable and retention	(32,011)	(11,807)	(88,854)
Costs and estimated earnings in excess of billings	(40,902)	(39,839)	3,049
Other receivables	1,036	(3,425)	11,183
Advances to suppliers	2,929	(14,274)	(1,253)
Due from related parties	(704)	4,903	6,784
Inventories	(28,581)	(40,007)	4,657
Prepaid expenses	77	257	(268)
Accounts payable	7,574	28,470	10,178
Deferred revenue	(10,017)	19,221	31,432
Accruals and other payable	5,947	(16,417)	(966)
Income tax payable	1,957	1,423	514
Other tax payables	(223)	5,511	2,700
Due to related parties	(144)	4,638	(1,915)
Net cash provided by operating activities	23,177	54,526	79,283
Cash flows from investing activities:
Purchases of short-term investments	(126,069)	(64,383)	(147,237)
Maturity of short-term investments	103,718	100,562	443,095
Purchases of property, plant and equipment	(40,918)	(26,369)	(18,131)
Proceeds from disposal of property, plant and equipment	309	140	314
Investments made in equity investees	(1,653)	(1,261)	(9,459)
Proceeds from disposal of a subsidiary	4,175	3,797	0
Proceeds received from disposal of equity investments	0	9,497	5,187
Acquisition of a subsidiary, net of cash acquired	(90)	(8,726)	(9,406)
Proceeds received from investment in equity securities without readily determinable fair value	845	0	5,895
Net cash provided by (used in) investing activities	(59,683)	13,257	270,258
Cash flows from financing activities:
Proceeds from short-term bank loans	293	128	0
Repayments of short-term bank loans	(357)	(59)	0
Proceeds from long-term bank loans	18,818	875	520
Repayments of long-term bank loans	(869)	(673)	(633)
Payment of dividends	0	(19,827)	(12,107)
Proceeds from issuance of shares of a subsidiary	0	0	2
Net cash (used in) provided by financing activities	17,885	(19,556)	(12,218)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(52,276)	(24,747)	39,127
Net increase (decrease) in cash, cash equivalents and restricted cash	(70,897)	23,480	376,450
Cash, cash equivalents and restricted cash, beginning of year	719,027	695,547	319,097
Cash, cash equivalents and restricted cash, end of year	648,130	719,027	695,547
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	611,632	679,754	664,321
Current portion of restricted cash	23,009	38,486	25,294
Non-current portion of restricted cash	13,489	787	5,932
Total cash, cash equivalents and restricted cash	648,130	719,027	695,547
Supplemental disclosures of cash flow information:
Interest expense paid	1,129	731	553
Income tax paid	16,131	15,632	16,804
Supplemental disclosures of non-cash information:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	$ 11,560	$ 5,987	$ 477